Accumulated Other Comprehensive (Loss) Income attributable to Federated Shareholders (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The components of Accumulated other comprehensive loss, net of tax attributable to Federated shareholders are as follows:

in thousands	Unrealized Loss on Interest Rate Swap[1]	Unrealized (Loss)Gain on Securities Available for Sale[2]	Unrealized Gain (Loss) on Foreign Currency Hedge[3]	Foreign Currency Translation (Loss) Gain[3]	Total
Balance at December 31, 2010	$(7,627)	$3,264	$0	$668	$(3,695)
Other comprehensive (loss) income before relcassifications and tax	(11,763)	(2,786)	462	(522)	(14,609)
Tax impact	5,032	1,173	(94)	183	6,294
Reclassification adjustment, before tax	8,255	(2,292)	0	0	5,963
Tax impact	(3,531)	966	0	0	(2,565)
Net current-period other comprehensive (loss) income	(2,007)	(2,939)	368	(339)	(4,917)
Balance at December 31, 2011	$(9,634)	$325	$368	$329	$(8,612)
Other comprehensive (loss) income before relcassifications and tax	(3,253)	9,009	(1,631)	1,484	5,609
Tax impact	1,201	(3,670)	332	(519)	(2,656)
Reclassification adjustment, before tax	7,316	(3,408)	1,169	(1,237)	3,840
Tax impact	(2,701)	1,388	(238)	433	(1,118)
Net current-period other comprehensive income (loss)	2,563	3,319	(368)	161	5,675
Balance at December 31, 2012	$(7,071)	$3,644	$0	$490	$(2,937)
Other comprehensive (loss) income before relcassifications and tax	(400)	7,346	0	(149)	6,797
Tax impact	146	(3,167)	0	50	(2,971)
Reclassification adjustment, before tax	6,518	(10,966)	0	0	(4,448)
Tax impact	(2,378)	4,729	0	0	2,351
Net current-period other comprehensive income (loss)	3,886	(2,058)	0	(99)	1,729
Balance at December 31, 2013	$(3,185)	$1,586	$0	$391	$(1,208)

1	Amounts reclassified from Accumulated other comprehensive loss, net of tax were recorded in Debt expense on the Consolidated Statements of Income.

2	Amounts reclassified from Accumulated other comprehensive loss, net of tax were recorded in Gain on securities, net on the Consolidated Statements of Income.

3	Amounts reclassified from Accumulated other comprehensive loss, net of tax were recorded in Nonoperating Income (Expenses) - Other, net on the Consolidated Statements of Income.